ACCOUNTS PAYABLE AND OTHER (Details) - USD ($) $ in Millions		Dec. 31, 2024	Dec. 31, 2023
Current:
Accounts payable		$ 2,154	$ 2,253
Accrued liabilities		1,808	1,726
Deferred revenue		581	490
Lease liabilities		610	429
Provisions		233	159
Loans and notes payable		109	96
Other liabilities		263	249
Total current		5,758	5,402
Non-current:
Lease liabilities		4,508	3,197
Deferred revenue		425	462
Accrued liabilities		213	192
Provisions		573	458
Pension liabilities		26	36
Loans and notes payable		33	37
Other liabilities		431	371
Total non-current	[1]	$ 6,209	$ 4,753

[1]	$1.7 billion of capital contributed by non-controlling shareholders in our Indian telecom tower operation has been excluded from partnership capital, interest of others in operating subsidiaries, and classified as a liability